Goodwill and intangible assets	6 Months Ended
Jun. 30, 2013
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
9.  Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition. The Company tests for impairment at least annually (as of December 31), or more frequently if impairment indicators arise, using a two step process. The first step identifies potential impairment by comparing the estimated fair value of a reporting unit with its book value including goodwill. If the fair value exceeds the carrying amount, goodwill is not impaired and the second step is not necessary. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write-down is recorded.

The decline in the Company's stock price such that the market capitalization was lower than the consolidated net book value as of June 30, 2013 indicated the need for an interim impairment assessment. The Company calculated the fair value of the reporting unit using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded its book value including the goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded at June 30, 2013.

Intangible assets: The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, the Las Palmas and Panama sites and a non-compete covenant acquired with the Verbeke business. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
		Concession agreements	Non-compete covenant	Total
Cost as per	December 31, 2012	19,797	3,365	23,162
	June 30, 2013	19,797	3,365	23,162
Accumulated Amortization as per	December 31, 2012	(3,222	)(1,422)	(4,644)
	June 30, 2013	(3,714	)(1,680)	(5,394)
NBV as per	December 31, 2012	16,575	1,943	18,518
	June 30, 2013	16,083	1,685	17,768
Amortization Schedule	July 1, to December 31, 2013	496	259	755
	2014	988	517	1,505
	2015	988	517	1,505
	2016	988	392	1,380
	2017	988	-	988
	Thereafter	11,635	-	11,635